Employee Share Schemes - Schedule of Number of Shares and ADS Issuable (Detail) - Share Value Plan [member] shares in Thousands	12 Months Ended
	Dec. 31, 2017 shares £ / shares	Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares £ / shares	Dec. 31, 2016 shares $ / shares	Dec. 31, 2015 shares £ / shares	Dec. 31, 2015 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Beginning balance	32,855	32,855	32,577	32,577	32,912	32,912
Number of shares, Awards granted	13,018	13,018	12,983	12,983	13,019	13,019
Number of shares, Awards exercised	(10,596)	(10,596)	(11,198)	(11,198)	(11,476)	(11,476)
Number of shares, Awards cancelled	(1,352)	(1,352)	(1,507)	(1,507)	(1,878)	(1,878)
Number of shares, Ending balance	33,925	33,925	32,855	32,855	32,577	32,577
Weighted fair value, Awards granted | £ / shares	£ 13.68		£ 14.97		£ 11.57
American Depositary Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Beginning balance	17,083	17,083	17,520	17,520	21,227	21,227
Number of shares, Awards granted	6,610	6,610	6,589	6,589	7,198	7,198
Number of shares, Awards exercised	(5,674)	(5,674)	(6,214)	(6,214)	(8,878)	(8,878)
Number of shares, Awards cancelled	(627)	(627)	(812)	(812)	(2,027)	(2,027)
Number of shares, Ending balance	17,392	17,392	17,083	17,083	17,520	17,520
Weighted fair value, Awards granted | $ / shares		$ 35.63		$ 39.18		$ 35.66